UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113
                                                     ---------

                       UBS Juniper Crossover Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009



                    INVESTMENTS IN SECURITIES (70.90%)
                    ----------------------------------

      SHARES                                                                    FAIR VALUE
-------------------------------------------------------------------------------------------
                    COMMON STOCK (12.68%)
                    ---------------------
                    DISPOSABLE MEDICAL EQUIPMENT (6.51%)
          126,000   Volcano Corp. *                                             $ 2,119,320
                                                                                -----------
                    MEDICAL - DRUGS (1.69%)
          102,700   Biodel, Inc. *                                                  551,499
                                                                                -----------
                    PATIENT MONITORING EQUIPMENT (4.48%)
          129,785   Insulet Corp. *                                               1,457,486
                                                                                -----------
                    TOTAL COMMON STOCK (Cost $2,405,366)                          4,128,305
                                                                                -----------
                    PREFERRED STOCKS (58.22%)
                    -------------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (45.88%)
          558,964   Acceleron Pharmaceuticals, Inc., Series B *,(a)               2,031,068
           86,977   Acceleron Pharmaceuticals, Inc., Series C *,(a)                 316,042
          161,256   Cerimon Pharmaceuticals, Inc. *,(a)                             127,571
          154,919   Cerimon Pharmaceuticals, Inc., Series A *,(a)                   122,558
        1,574,345   ChemoCentryx, Inc., Series B *,(a)                            7,821,346
          242,674   ChemoCentryx, Inc., Series C *,(a)                            1,205,605
            1,300   superDimension, Ltd., Series B *,(a)                            849,046
           13,016   superDimension, Ltd., Series C-1 *,(a)                          218,419
          134,026   superDimension, Ltd., Series C-2 *,(a)                        2,249,064
                                                                                -----------
                                                                                 14,940,719
                                                                                -----------
                    MEDICAL - BIOMEDICAL/GENETICS (6.18%)
          316,091   Macrogenics, Inc., Series A *,(a)                               217,446
          982,489   Macrogenics, Inc., Series B *,(a)                               675,877
        1,504,459   Macrogenics, Inc., Series C *,(a)                             1,034,952
          121,182   Macrogenics, Inc., Series D *,(a)                                83,364
                                                                                -----------
                                                                                  2,011,639
                                                                                -----------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (6.16%)
          376,770   Amnis Corp., Series C-1 *,(a)                                   125,997
        2,438,743   Amnis Corp., Series C-2 *,(a)                                   815,545
          140,462   Amnis Corp., Series D (a)                                        63,282
          827,267   Supernus Pharmaceuticals, Inc., Series A *,(a)                1,000,993
                                                                                -----------
                                                                                  2,005,817
                                                                                -----------
                    TOTAL PREFERRED STOCKS (Cost $12,703,313)                    18,958,175
                                                                                -----------
                    WARRANTS (0.00%)
                    ----------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.00%)
            9,089   Macrogenics, Inc., $0.6521 9/24/18 *                                 --
                                                                                -----------
                    TOTAL WARRANTS (Cost $--)                                            --
                                                                                -----------
                    TOTAL INVESTMENTS IN SECURITIES
                    (Cost $15,108,679)                                           23,086,480
                                                                                -----------
         TOTAL INVESTMENTS IN SECURITIES -- 70.90%                               23,086,480
                                                                                -----------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 29.10%                    9,474,576
                                                                                -----------
         TOTAL NET ASSETS -- 100.00%                                            $32,561,056
                                                                                ===========

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009

*   Non income-producing security.
(a) Private equity investment valued at fair value. The fair value of private investments amounted to $18,958,175 which represented 58.22% of the net assets at September 30, 2009. Private investments classified as Level 3 for FAS 157 purposes amounted to $18,958,175.




The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


ASSETS TABLE
-----------------------------------------------------------------------------------------------------------------
                                                                                        LEVEL 2         LEVEL 3
                                                     TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                          09/30/2009      QUOTED PRICES      INPUTS          INPUTS
-----------------------------------------------------------------------------------------------------------------
Investments in Securities
    Common Stock
        Disposable Medical Equipment                 $ 2,119,320       $2,119,320        $  --        $        --
        Medical - Drugs                                  551,499          551,499           --                 --
        Patient Monitoring Equipment                   1,457,486        1,457,486           --                 --
                                                     ------------------------------------------------------------
    TOTAL COMMON STOCK                                 4,128,305        4,128,305           --                 --
                                                     ------------------------------------------------------------
    Preferred Stocks
        Drug Discovery/Drug Development               14,940,719               --           --         14,940,719
        Medical - Biomedical/Genetics                  2,011,639               --           --          2,011,639
        Research Product/Technology Platform           2,005,817               --           --          2,005,817
                                                     ------------------------------------------------------------
    TOTAL PREFERRED STOCKS                            18,958,175               --           --         18,958,175
                                                     ------------------------------------------------------------
    Warrants
        Medical - Biomedical/Genetics                         --               --           --                 --
                                                     ------------------------------------------------------------
    TOTAL WARRANTS                                            --               --           --                 --
                                                     ------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                      $23,086,480       $4,128,305        $  --        $18,958,175
                                                     ------------------------------------------------------------
TOTAL ASSETS                                         $23,086,480       $4,128,305        $  --        $18,958,175
                                                     ------------------------------------------------------------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


-----------------------------------------------------------------------------------------------------------------------------------
                                                                              CHANGE IN                TRANSFERS
                                  BALANCE AS OF   ACCRUED                    UNREALIZED        NET     IN AND/OR     BALANCE AS
                                   DECEMBER 31,  DISCOUNTS  REALIZED GAIN/  APPRECIATION/  PURCHASES/    OUT OF    OF SEPTEMBER 30,
Description                            2008      /PREMIUMS      (LOSS)      DEPRECIATION     (SALES)    LEVEL 3         2009
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities
-----------------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS
-----------------------------------------------------------------------------------------------------------------------------------
     Drug Discovery/Drug
     Development                   $   264,367    $   --    $   (72,834)     $      --     $(191,533)   $   --       $        --
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL CORPORATE BONDS             264,367        --        (72,834)            --      (191,533)       --                --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
     PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------------------------------
     Drug Discovery/Drug
     Development                    17,769,015        --     (1,412,452)      (942,500)     (473,343)       --        14,940,720
-----------------------------------------------------------------------------------------------------------------------------------
     Medical -
     Biomedical/Genetics             2,011,639        --             --             --            --        --         2,011,639
-----------------------------------------------------------------------------------------------------------------------------------
     Research
     Product/Technology
     Platform                        1,765,940        --             --        176,594        63,282        --         2,005,816
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL PREFERRED STOCKS         21,546,594        --     (1,412,452)      (765,906)     (410,061)       --        18,958,175
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
     WARRANTS
-----------------------------------------------------------------------------------------------------------------------------------
     Drug Discovery/Drug
     Development                            --        --             --             --            --        --                --
-----------------------------------------------------------------------------------------------------------------------------------
     Medical -
     Biomedical/Genetics                    --        --             --             --            --        --                --
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL WARRANTS                         --        --             --             --            --        --                --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
     ENDING BALANCE                $21,810,961    $   --    $(1,485,286)     $(765,906)    $(601,594)   $   --       $18,958,175
-----------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2009 is $(1,699,155).

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Juniper Crossover Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.